UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Sky Investment Group LLC
Address: One Financial Plaza
Suite 2010
Hartford CT 06103
13F File Number: 028-11663
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: William Newman
Title: Chief Financial Officer
Phone: 866-761-9701
Signature, Place, and Date of Signing:
William Newman, Hartford CT, February 13, 2012
Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 66
Form 13F Information Table Value Total: $124,714
List of Other Included Managers:0
No. 13F File Number Name 028-1166


Item 1  Name of Issuer
Item 2
Item 3
Item 4
Item 5
a) Sole
b)
Shared
c)
other
Item 7
Item 8 a)
b)
c)
3M COMPANY
Common Stocks
88579Y101
693
8,485
8,485
0
0
8,485
0
0

ABBOTT LABORATORIES
Common Stocks
002824100
2,535
45,078
45,078
0
0
45,078
0
0

AMERICAN ELECTRIC POWER
Common Stocks
025537101
846
20,474
20,474
0
0
20,474
0
0

AMERICAN EXPRESS CO
Common Stocks
025816109
2,568
54,439
54,439
0
0
54,439
0
0

APACHE CORP
Common Stocks
037411105
228
2,519
2,519
0
0
2,519
0
0

AT&T INC
Common Stocks
00206R102
2,708
89,550
89,550
0
0
89,550
0
0

BABSON CAPITAL CORPORATE INVESTORS
Common Stocks
05617K109
1,142
63,463
63,463
0
0
63,463
0
0

BECTON DICKINSON & CO.
Common Stocks
075887109
1,910
25,559
25,559
0
0
25,559
0
0

BERKSHIRE HATHAWAY INC - CL B
Common Stocks
084670702
839
11,000
11,000
0
0
11,000
0
0

BHP BILLITON LTD - ADR
Common Stocks
088606108
1,073
15,188
15,188
0
0
15,188
0
0

BOEING COMPANY
Common Stocks
097023105
1,738
23,691
23,691
0
0
23,691
0
0

CBS CORP NEW CL B
Common Stocks
124857202
717
26,426
26,426
0
0
26,426
0
0

CHEVRON CORP
Common Stocks
166764100
2,461
23,133
23,133
0
0
23,133
0
0

CISCO SYSTEMS INC
Common Stocks
17275R102
1,094
60,523
60,523
0
0
60,523
0
0

COCA-COLA CO
Common Stocks
191216100
4,524
64,650
64,650
0
0
64,650
0
0

CONOCOPHILLIPS
Common Stocks
20825C104
2,202
30,221
30,221
0
0
30,221
0
0

DANAHER CORP
Common Stocks
235851102
2,366
50,304
50,304
0
0
50,304
0
0

DIAGEO PLC - ADR
Common Stocks
25243Q205
2,144
24,520
24,520
0
0
24,520
0
0

DOMINION RESOURCES INC
Common Stocks
25746U109
321
6,050
6,050
0
0
6,050
0
0

ECOLAB INC
Common Stocks
278865100
205
3,550
3,550
0
0
3,550
0
0

EMC CORP MASS
Common Stocks
268648102
308
14,300
14,300
0
0
14,300
0
0

EMERSON ELECTRIC CO
Common Stocks
291011104
1,470
31,546
31,546
0
0
31,546
0
0

ERHC ENERGY INC
Common Stocks
26884J104
6
75,000
75,000
0
0
75,000
0
0

EXELON CORPORATION
Common Stocks
30161N101
1,228
28,312
28,312
0
0
28,312
0
0

EXXON MOBIL CORP
Common Stocks
30231G102
8,688
102,498
102,498
0
0
102,498
0
0

FIFTH THIRD BANCORP
Common Stocks
316773100
719
56,540
56,540
0
0
56,540
0
0

GENERAL ELECTRIC CO
Common Stocks
369604103
2,734
152,666
152,666
0
0
152,666
0
0

GENERAL MILLS INC
Common Stocks
370334104
2,605
64,455
64,455
0
0
64,455
0
0

HALLIBURTON CO
Common Stocks
406216101
1,636
47,415
47,415
0
0
47,415
0
0

HEWLETT-PACKARD CO
Common Stocks
428236103
1,638
63,603
63,603
0
0
63,603
0
0

ILLINOIS TOOL WORKS
Common Stocks
452308109
2,533
54,218
54,218
0
0
54,218
0
0

INTEL CORP
Common Stocks
458140100
1,912
78,851
78,851
0
0
78,851
0
0

INTL BUSINESS MACHINES CORP
Common Stocks
459200101
1,517
8,251
8,251
0
0
8,251
0
0

JOHNSON & JOHNSON
Common Stocks
478160104
3,864
58,916
58,916
0
0
58,916
0
0

JOHNSON CONTROLS INC
Common Stocks
478366107
1,771
56,653
56,653
0
0
56,653
0
0

KIMBERLY-CLARK CORP
Common Stocks
494368103
3,462
47,058
47,058
0
0
47,058
0
0

KINDER MORGAN - FRACTIONAL SHARES
Common Stocks
EKE55U103
0
584,137
584,137
0
0
584,137
0
0

KRAFT FOODS
Common Stocks
50075N104
901
24,124
24,124
0
0
24,124
0
0

M&T BANK
Common Stocks
55261F104
1,602
20,983
20,983
0
0
20,983
0
0

MASCO CORP
Common Stocks
574599106
638
60,875
60,875
0
0
60,875
0
0

MCDONALD`S CORP
Common Stocks
580135101
2,157
21,500
21,500
0
0
21,500
0
0

MEDTRONIC INC
Common Stocks
585055106
936
24,465
24,465
0
0
24,465
0
0

MERCK & CO INC
Common Stocks
58933Y105
2,178
57,773
57,773
0
0
57,773
0
0

MICROSOFT CORP
Common Stocks
594918104
1,690
65,081
65,081
0
0
65,081
0
0

NESTLES SA - ADR
Common Stocks
641069406
2,367
41,010
41,010
0
0
41,010
0
0

NEW HAMPSHIRE THRIFT BANCSHARES
Common Stocks
644722100
450
39,820
39,820
0
0
39,820
0
0

NUCOR CORP
Common Stocks
670346105
1,794
45,342
45,342
0
0
45,342
0
0

OCCIDENTAL PETROLEUM CORP
Common Stocks
674599105
329
3,512
3,512
0
0
3,512
0
0

PEPSICO INC
Common Stocks
713448108
4,341
65,431
65,431
0
0
65,431
0
0

PHILIP MORRIS INTERNATIONAL
Common Stocks
718172109
6,258
79,743
79,743
0
0
79,743
0
0

PRAXAIR INC
Common Stocks
74005P104
3,460
32,370
32,370
0
0
32,370
0
0

PROCTER & GAMBLE CO
Common Stocks
742718109
4,965
74,433
74,433
0
0
74,433
0
0

PROGRESS ENERGY INC
Common Stocks
743263105
291
5,200
5,200
0
0
5,200
0
0

ROCHE HOLDINGS LTD - ADR
Common Stocks
771195104
1,498
35,197
35,197
0
0
35,197
0
0

ROYAL DUTCH SHELL PLC - ADR A
Common Stocks
780259206
1,774
24,265
24,265
0
0
24,265
0
0

SIEMENS AG - ADR
Common Stocks
826197501
1,104
11,544
11,544
0
0
11,544
0
0

SOUTHERN COMPANY
Common Stocks
842587107
2,992
64,628
64,628
0
0
64,628
0
0

SPECTRA ENERGY
Common Stocks
847560109
2,582
83,977
83,977
0
0
83,977
0
0

T ROWE PRICE GROUP INC
Common Stocks
74144T108
2,117
37,180
37,180
0
0
37,180
0
0

TEXAS INSTRUMENTS INC
Common Stocks
882508104
1,400
48,083
48,083
0
0
48,083
0
0

UNITED PARCEL SERVICE - CL B
Common Stocks
911312106
2,309
31,550
31,550
0
0
31,550
0
0

UNITED TECHNOLOGIES CORP
Common Stocks
913017109
3,709
50,741
50,741
0
0
50,741
0
0

VERIZON COMMUNICATIONS INC
Common Stocks
92343V104
1,228
30,603
30,603
0
0
30,603
0
0

WASHINGTON REAL ESTATE INV
Common Stocks
939653101
359
13,140
13,140
0
0
13,140
0
0

WP CAREY & CO. LLC
Common Stocks
92930Y107
313
7,650
7,650
0
0
7,650
0
0

WPP GROUP ADR
Common Stocks
92933H101
567
10,865
10,865
0
0
10,865
0
0
